Segment Disclosures - Schedule of Segment Expenses and Net Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Resident fees and services	$ 268,300		$ 150,458		$ 685,101	$ 448,240	$ 603,989	$ 568,475
Segment Reporting, Other Segment Item, Composition, Description							Other segment items include: (i) cleaning and supplies, (ii) insurance, (iii) marketing, and (iv) other expenses.
Depreciation and amortization	(78,682)		(30,885)		(186,553)	(94,875)	$ (126,356)	(137,186)
General and administrative							(10,549)	(11,921)
Interest expense	(486)		(950)		(1,187)	(2,847)	(3,797)	(3,942)
Transaction costs	(3,400)	$ (16,000)	0		(26,188)	0	(1,607)
Gain (loss) on sales of real estate, net	0		0	$ (16,000)	3,884	0
Gain (loss) upon change of control, net	0		0		46,270	0
Gain (loss) on debt extinguishments	0		0		(403)	0
Other income (expense), net	8,276		(98)		25,557	(6,507)	863	(32,417)
Income tax benefit (expense)	(891)		(1,576)		(267)	(6,263)	(11,339)	11,490
Equity income (loss) from unconsolidated joint venture					119		4,649
Net income (loss)	(5,608)		1,412		37,124	(3,268)	$ 6,349	$ (50,463)
Nonrelated Party
Segment Reporting [Line Items]
General and administrative	(1,527)		(2,267)		(5,819)	(7,781)
Related Party Management Fee
Segment Reporting [Line Items]
General and administrative	(3,779)		0		(6,579)	0
Reportable Segment
Segment Reporting [Line Items]
Resident fees and services	268,300		150,458		685,101	448,240
Compensation and property management	(122,831)		(72,161)		(314,444)	(214,627)
Food	(11,712)		(6,855)		(30,281)	(20,080)
Real estate taxes	(8,045)		(4,073)		(21,091)	(12,905)
Repairs and maintenance	(8,825)		(5,461)		(23,196)	(15,181)
Utilities	(11,418)		(6,278)		(28,264)	(17,660)
Other segment items	$ (30,588)		$ (19,434)		$ (79,527)	$ (56,234)
Segment Reporting, Other Segment Item, Composition, Description	Other segment items include: (i) cleaning and supplies, (ii) insurance, (iii) marketing, and (iv) other expenses.		Other segment items include: (i) cleaning and supplies, (ii) insurance, (iii) marketing, and (iv) other expenses.		Other segment items include: (i) cleaning and supplies, (ii) insurance, (iii) marketing, and (iv) other expenses.	Other segment items include: (i) cleaning and supplies, (ii) insurance, (iii) marketing, and (iv) other expenses.
Depreciation and amortization	$ (78,682)		$ (30,885)		$ (186,553)	$ (94,875)
Interest expense	(486)		(950)		(1,187)	(2,847)
Transaction costs	(3,400)		0		(26,188)	0
Gain (loss) on sales of real estate, net	0		0		3,884	0
Gain (loss) upon change of control, net	0		0		46,270	0
Gain (loss) on debt extinguishments	0		0		(403)	0
Other income (expense), net	8,276		(98)		25,557	(6,507)
Income tax benefit (expense)	(891)		(1,576)		(267)	(6,263)
Equity income (loss) from unconsolidated joint venture	0		992		111	3,452
Net income (loss)	(5,608)		1,412		37,124	(3,268)
Reportable Segment | Nonrelated Party
Segment Reporting [Line Items]
General and administrative	(1,527)		(2,267)		(5,819)	(7,781)
Reportable Segment | Related Party Management Fee
Segment Reporting [Line Items]
General and administrative	$ (3,779)		$ 0		$ (6,579)	$ 0